Acquisitions (Details) € in Millions, $ in Millions			12 Months Ended
	Sep. 03, 2015 USD ($)	Sep. 03, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	Sep. 03, 2015 EUR (€)
Business Acquisition [Line Items]
Total cash consideration paid for acquisitions, net of cash acquired			$ 260.5	$ 32.0	$ 46.3
Intangible assets acquired during the period				10.1
Finite-lived intangible assets			175.9	135.5
Amortization expense 2016			34.8
Amortization expense 2017			31.8
Amortization expense 2018			29.0
Amortization expense 2019			24.7
Amortization expense 2020			20.2
Goodwill			1,257.4	1,075.2	$ 1,090.9
Goodwill acquired during the period			$ 228.0	39.4
Customer relationships
Business Acquisition [Line Items]
Useful life			13 years
Finite-lived intangible assets			$ 168.9	$ 134.3
7S
Business Acquisition [Line Items]
Total cash consideration paid for acquisitions, net of cash acquired	$ 140.4	€ 125.3
Transaction costs associated with acquisition			$ 3.4
Net acquired assets	153.0						€ 136.5
Intangible assets acquired during the period	48.8	43.5
Goodwill	119.3						€ 106.4
7S | Customer relationships
Business Acquisition [Line Items]
Intangible assets acquired during the period	$ 44.2	€ 39.4
Useful life			10 years
Finite-lived intangible assets			$ 41.4			€ 38.1
Amortization expense 2016			4.3
Amortization expense 2017			4.3
Amortization expense 2018			4.3
Amortization expense 2019			4.3
Amortization expense 2020			4.3
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Total cash consideration paid for acquisitions, net of cash acquired			120.1
Intangible assets acquired during the period			28.5
Goodwill acquired during the period			$ 108.7